RELATED PARTY BALANCES (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of Balances with Related Parties

The company maintained the following balances with related parties as of June 30, 2018 and December 31, 2017:

	Successor
(In thousands)	June 30, 2018	December 31, 2017
Due from related parties:
Sonatide (Angola)	$152,826	230,315
DTDW (Nigeria)	44,233	33,353

Due to related parties:
Sonatide (Angola)	$46,742	99,448
DTDW (Nigeria)	15,611	9,645

Due from related parties, net of due to related parties	$134,706	154,575